Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 27, 2015
JNL/EAGLE SMALLCAP EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JNL/Eagle SmallCap Equity Fund Class A and B
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2014 – 12/31/2014	46%

Period	Class B
1/1/2014 – 12/31/2014	46%

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets in equity securities of U.S. companies with market capitalizations in the range of the companies represented by the Russell 2000® Index (“Index”). As of December 30, 2014, the market capitalization of the Index ranged from $19 million to $7.28 billion.

		The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile.
  Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Small cap investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund . The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

		The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund .
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 6/30/2009): 21.25%; Worst Quarter (ended 12/31/2008): -28.90%
Bar Chart Two Closing [Text Block]	jnlst_BarChartTwoClosingTextBlock	Best Quarter (ended 6/30/2009): 21.33%; Worst Quarter (ended 12/31/2008): -28.83%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2014
JNL/EAGLE SMALLCAP EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	1,190
2005	rr_AnnualReturn2005	2.52%
2006	rr_AnnualReturn2006	20.03%
2007	rr_AnnualReturn2007	12.14%
2008	rr_AnnualReturn2008	(38.34%)
2009	rr_AnnualReturn2009	35.52%
2010	rr_AnnualReturn2010	35.73%
2011	rr_AnnualReturn2011	(2.31%)
2012	rr_AnnualReturn2012	13.83%
2013	rr_AnnualReturn2013	30.47%
2014	rr_AnnualReturn2014	2.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.90%)
1 year	rr_AverageAnnualReturnYear01	2.80%
5 year	rr_AverageAnnualReturnYear05	15.15%
10 year	rr_AverageAnnualReturnYear10	8.85%
JNL/EAGLE SMALLCAP EQUITY FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	954
2005	rr_AnnualReturn2005	2.71%
2006	rr_AnnualReturn2006	20.34%
2007	rr_AnnualReturn2007	12.32%
2008	rr_AnnualReturn2008	(38.20%)
2009	rr_AnnualReturn2009	35.76%
2010	rr_AnnualReturn2010	35.94%
2011	rr_AnnualReturn2011	(2.09%)
2012	rr_AnnualReturn2012	14.09%
2013	rr_AnnualReturn2013	30.69%
2014	rr_AnnualReturn2014	3.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.83%)
1 year	rr_AverageAnnualReturnYear01	3.04%
5 year	rr_AverageAnnualReturnYear05	15.38%
10 year	rr_AverageAnnualReturnYear10	9.07%
JNL/EAGLE SMALLCAP EQUITY FUND | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.60%
5 year	rr_AverageAnnualReturnYear05	16.80%
10 year	rr_AverageAnnualReturnYear10	8.54%
JNL/EAGLE SMALLCAP EQUITY FUND | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) | Class B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.60%
5 year	rr_AverageAnnualReturnYear05	16.80%
10 year	rr_AverageAnnualReturnYear10	8.54%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).